       SUPPLEMENT DATED DECEMBER 3, 1997 TO PROSPECTUS DATED MAY 1, 1997
  AS SUPPLEMENTED SEPTEMBER 2, 1997 FOR PACIFIC SELECT EXEC FLEXIBLE PREMIUM
   VARIABLE LIFE INSURANCE POLICY ISSUED BY PACIFIC LIFE INSURANCE COMPANY
                               ("PACIFIC LIFE")

     The titles of the Illustrations on pages 84, 85 and 87 in the Prospectus are revised to read "FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE".